American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2024

High Income Fund - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 94.7%
Aerospace and Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	800,000	812,010
Boeing Co., 6.53%, 5/1/34	1,225,000	1,283,958
Boeing Co., 6.86%, 5/1/54	1,600,000	1,702,174
Boeing Co., 7.01%, 5/1/64	800,000	849,767
Bombardier, Inc., 7.125%, 6/15/26(1)	562,000	566,539
Bombardier, Inc., 7.875%, 4/15/27(1)	2,872,000	2,878,146
Bombardier, Inc., 6.00%, 2/15/28(1)	2,850,000	2,840,875
Bombardier, Inc., 7.50%, 2/1/29(1)	1,650,000	1,718,183
Bombardier, Inc., 8.75%, 11/15/30(1)	1,000,000	1,076,184
Bombardier, Inc., 7.25%, 7/1/31(1)	1,325,000	1,368,097
Bombardier, Inc., 7.00%, 6/1/32(1)	75,000	76,388
BWX Technologies, Inc., 4.125%, 4/15/29(1)	925,000	862,973
Goat Holdco LLC, 6.75%, 2/1/32(1)	925,000	916,985
Howmet Aerospace, Inc., 5.95%, 2/1/37	850,000	882,757
OneSky Flight LLC, 8.875%, 12/15/29(1)	1,250,000	1,252,306
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,025,000	1,921,838
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	2,260,000	2,422,136
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	1,550,000	1,717,180
TransDigm, Inc., 5.50%, 11/15/27	12,000,000	11,801,452
TransDigm, Inc., 6.75%, 8/15/28(1)	4,450,000	4,494,383
TransDigm, Inc., 4.625%, 1/15/29	1,575,000	1,476,173
TransDigm, Inc., 6.375%, 3/1/29(1)	2,450,000	2,458,506
TransDigm, Inc., 4.875%, 5/1/29	2,250,000	2,126,569
TransDigm, Inc., 6.875%, 12/15/30(1)	1,875,000	1,904,221
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	230,673
TransDigm, Inc., 6.625%, 3/1/32(1)	3,675,000	3,712,763
TransDigm, Inc., 6.00%, 1/15/33(1)	1,525,000	1,495,797
Triumph Group, Inc., 9.00%, 3/15/28(1)	1,160,000	1,209,280
		56,058,313
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	375,000	372,300
Rand Parent LLC, 8.50%, 2/15/30(1)	1,375,000	1,383,997
		1,756,297
Automobile Components — 1.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	579,000	570,901
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	500,000	506,322
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	1,475,000	1,509,019
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	150,000	148,935
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	175,000	160,059
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	850,000	852,887
Dana, Inc., 4.50%, 2/15/32	1,375,000	1,262,649
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	2,725,000	2,679,747
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	3,275,000	2,656,300
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	950,000	964,939
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	225,000	226,600
Goodyear Tire & Rubber Co., 7.00%, 3/15/28	475,000	480,816
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	1,875,000	1,723,770
Goodyear Tire & Rubber Co., 5.25%, 4/30/31	400,000	357,239

Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,525,000	3,160,923
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	925,000	813,361
IHO Verwaltungs GmbH, 6.38% Cash or 7.13% PIK, 5/15/29(1)	900,000	870,063
IHO Verwaltungs GmbH, 7.75% Cash or 8.50% PIK, 11/15/30(1)	2,800,000	2,798,659
IHO Verwaltungs GmbH, 8.00% Cash or 8.75% PIK, 11/15/32(1)	2,800,000	2,822,442
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,749,712
Phinia, Inc., 6.75%, 4/15/29(1)	325,000	331,908
Phinia, Inc., 6.625%, 10/15/32(1)	1,150,000	1,145,097
Tenneco, Inc., 8.00%, 11/17/28(1)	2,775,000	2,589,323
ZF North America Capital, Inc., 6.875%, 4/14/28(1)	1,200,000	1,197,595
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,950,000	1,916,244
ZF North America Capital, Inc., 6.75%, 4/23/30(1)	1,500,000	1,444,094
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,500,000	1,424,201
		36,363,805
Automobiles — 0.5%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(1)	1,000,000	977,197
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	1,600,000	1,600,644
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,788,309
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	1,360,024
Mclaren Finance PLC, 7.50%, 8/1/26(1)	800,000	798,005
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,225,000	1,217,769
Thor Industries, Inc., 4.00%, 10/15/29(1)	1,475,000	1,331,897
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,525,000	1,516,272
		10,590,117
Banks — 1.6%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	2,308,650
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,878,505
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	2,250,000	2,449,250
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	300,000	332,095
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,750,000	1,807,675
LD Holdings Group LLC, 8.75%, 11/1/27(1)	1,002,000	963,778
LD Holdings Group LLC, 6.125%, 4/1/28(1)	975,000	842,239
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,975,000	1,919,327
Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(1)	1,800,000	1,798,814
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	3,175,000	2,965,454
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	669,811
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	775,000	785,768
PHH Escrow Issuer LLC, 9.875%, 11/1/29(1)	825,000	829,554
Planet Financial Group LLC, 10.50%, 12/15/29(1)	675,000	687,792
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(1)	2,750,000	2,492,373
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	975,000	850,124
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	3,750,000	3,126,710
Societe Generale SA, VRN, 7.13%, 1/19/55(1)	400,000	381,448
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	2,800,000	2,706,453
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	815,528
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,625,000	2,531,062
UWM Holdings LLC, 6.625%, 2/1/30(1)	675,000	671,474
		34,813,884
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,373,688
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,825,000	1,813,600
		4,187,288
Biotechnology — 0.0%
Grifols SA, 4.75%, 10/15/28(1)	1,125,000	1,035,049

Broadline Retail — 0.8%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,925,000	1,892,571
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	22,878
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	830,000	813,993
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	168,120
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	208,516
Macy's Retail Holdings LLC, 6.375%, 3/15/37	900,000	790,820
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,675,000	2,009,835
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	825,000	798,603
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	550,000	524,235
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,475,000	1,152,713
Nordstrom, Inc., 4.375%, 4/1/30	300,000	272,728
Nordstrom, Inc., 5.00%, 1/15/44	75,000	56,165
QVC, Inc., 4.45%, 2/15/25	1,125,000	1,119,121
QVC, Inc., 6.875%, 4/15/29(1)	591,000	481,634
QVC, Inc., 5.45%, 8/15/34	700,000	432,463
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	655,671
Rakuten Group, Inc., 9.75%, 4/15/29(1)	2,575,000	2,795,613
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	3,675,000	3,544,096
Wayfair LLC, 7.25%, 10/31/29(1)	596,000	597,192
		18,336,967
Building Products — 1.8%
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	1,025,000	1,029,790
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	725,000	773,737
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	2,001,994
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	709,014
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,860,265
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	7,575,000	6,696,395
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,600,000	3,582,822
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	2,750,000	2,717,511
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	825,000	659,125
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	1,575,000	1,579,069
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31(1)	625,000	630,333
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,894,734
JELD-WEN, Inc., 7.00%, 9/1/32(1)	1,150,000	1,068,753
Masterbrand, Inc., 7.00%, 7/15/32(1)	575,000	579,681
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,450,000	1,457,701
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	575,000	544,568
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,400,000	1,320,939
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	2,550,000	2,556,277
Standard Industries, Inc., 5.00%, 2/15/27(1)	600,000	587,657
Standard Industries, Inc., 4.75%, 1/15/28(1)	575,000	550,762
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,950,000	2,705,119
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	214,557
Wilsonart LLC, 11.00%, 8/15/32(1)	1,925,000	1,889,082
		38,609,885
Capital Markets — 1.6%
AG Issuer LLC, 6.25%, 3/1/28(1)	1,800,000	1,792,975
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	363,230
Coinbase Global, Inc., 3.375%, 10/1/28(1)	5,900,000	5,315,340
Coinbase Global, Inc., 3.625%, 10/1/31(1)	4,496,000	3,804,068
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,725,000	1,657,051
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	943,088
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	875,000	872,486
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,205,000	2,188,176

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	3,592,000	3,404,086
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,817,000	1,823,947
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	439,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	800,000	802,889
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 6/15/30	1,150,000	1,107,483
Iliad Holding SASU, 7.00%, 10/15/28(1)	600,000	608,529
Iliad Holding SASU, 8.50%, 4/15/31(1)	750,000	798,273
Iliad Holding SASU, 7.00%, 4/15/32(1)	1,200,000	1,207,571
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	2,025,000	1,897,945
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	400,000	411,399
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	1,850,000	1,834,092
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,250,000	2,103,948
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	1,000,000	1,038,495
StoneX Group, Inc., 7.875%, 3/1/31(1)	525,000	549,603
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(1)	650,000	669,271
		35,632,982
Chemicals — 2.8%
ASP Unifrax Holdings, Inc., 5.85% Cash plus 1.25% PIK, 9/30/29(1)	358,888	236,866
Avient Corp., 7.125%, 8/1/30(1)	1,950,000	2,000,269
Avient Corp., 6.25%, 11/1/31(1)	1,000,000	987,479
Axalta Coating Systems Dutch Holding B BV, 7.25%, 2/15/31(1)	750,000	777,064
Calderys Financing II LLC, 11.75% Cash or 12.50% PIK, 6/1/28(1)	600,000	610,847
Chemours Co., 5.375%, 5/15/27	1,625,000	1,565,869
Chemours Co., 5.75%, 11/15/28(1)	2,925,000	2,720,222
Chemours Co., 4.625%, 11/15/29(1)	1,175,000	1,022,280
Chemours Co., 8.00%, 1/15/33(1)	175,000	171,204
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	550,000	541,893
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	510,341
CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, 6/15/28(1)	575,000	560,176
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,795,000	3,628,969
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	1,074,963
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,200,000	1,108,624
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	225,000	228,037
INEOS Finance PLC, 6.75%, 5/15/28(1)	1,000,000	1,010,818
INEOS Finance PLC, 7.50%, 4/15/29(1)	300,000	307,462
Innophos Holdings, Inc., 11.50%, 6/15/29(1)	4,059,000	4,077,196
LSB Industries, Inc., 6.25%, 10/15/28(1)	300,000	291,196
Mativ Holdings, Inc., 8.00%, 10/1/29(1)	800,000	771,558
Methanex Corp., 5.125%, 10/15/27	750,000	734,524
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	1,250,000	1,237,470
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,025,000	992,174
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	1,118,662
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	2,525,000	2,677,788
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	800,000	724,341
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	2,350,000	2,481,824
NOVA Chemicals Corp., 7.00%, 12/1/31(1)	1,550,000	1,544,385
Olin Corp., 5.625%, 8/1/29	2,575,000	2,505,565
Olympus Water U.S. Holding Corp., 7.125%, 10/1/27(1)	900,000	916,852
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	467,670
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	2,000,000	2,124,532
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,250,000	2,151,750
Rain Carbon, Inc., 12.25%, 9/1/29(1)	450,000	476,166
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,650,000	1,554,025
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	2,050,000	1,948,544
SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,650,000	1,617,887

Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,650,000	2,313,630
SNF Group SACA, 3.125%, 3/15/27(1)	1,075,000	1,017,024
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	647,000	644,169
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	2,008,380
Tronox, Inc., 4.625%, 3/15/29(1)	3,075,000	2,763,489
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,375,000	1,334,172
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,125,000	1,956,770
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	800,000	820,690
		62,335,816
Commercial Services and Supplies — 2.9%
ADT Security Corp., 4.125%, 8/1/29(1)	2,600,000	2,392,954
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	780,999
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	3,425,000	3,504,906
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,675,000	4,712,194
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	3,472,000	3,167,269
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,900,000	1,798,054
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,300,000	1,225,704
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	1,500,000	1,485,839
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,572,110
Brink's Co., 6.75%, 6/15/32(1)	750,000	756,378
Champions Financing, Inc., 8.75%, 2/15/29(1)	625,000	610,100
Cimpress PLC, 7.375%, 9/15/32(1)	600,000	596,819
Clean Harbors, Inc., 6.375%, 2/1/31(1)	850,000	856,498
CPI CG, Inc., 10.00%, 7/15/29(1)	750,000	805,585
Deluxe Corp., 8.125%, 9/15/29(1)	750,000	761,453
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	583,279
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	568,027
Garda World Security Corp., 6.00%, 6/1/29(1)	3,475,000	3,298,207
Garda World Security Corp., 8.25%, 8/1/32(1)	1,100,000	1,119,216
GEO Group, Inc., 8.625%, 4/15/29	1,400,000	1,480,100
GEO Group, Inc., 10.25%, 4/15/31	1,950,000	2,128,229
GFL Environmental, Inc., 6.75%, 1/15/31(1)	1,400,000	1,439,348
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29(1)	1,625,000	1,543,750
Hightower Holding LLC, 9.125%, 1/31/30(1)	900,000	948,866
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	1,063,501
Matthews International Corp., 8.625%, 10/1/27(1)	1,925,000	2,009,278
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	5,100,000	4,896,364
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	4,725,000	4,400,055
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	572,510
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	4,750,000	4,714,225
Reworld Holding Corp., 5.00%, 9/1/30	1,050,000	970,591
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	1,175,000	1,194,477
RR Donnelley & Sons Co., 10.875%, 8/1/29(1)	1,350,000	1,361,186
RRD Intermediate Holdings, Inc., 12.00% PIK, 12/1/30(1)	1,675,000	1,553,454
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	200,000	178,358
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,175,000	1,171,420
Williams Scotsman, Inc., 6.125%, 6/15/25(1)	379,000	378,850
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,125,000	1,075,129
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	750,000	759,620
		64,434,902
Communications Equipment — 0.4%
Ciena Corp., 4.00%, 1/31/30(1)	575,000	530,912
CommScope LLC, 6.00%, 3/1/26(1)	825,000	821,906
CommScope LLC, 8.25%, 3/1/27(1)	1,250,000	1,196,933
CommScope LLC, 7.125%, 7/1/28(1)	1,400,000	1,233,892

CommScope LLC, 4.75%, 9/1/29(1)	1,000,000	891,922
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	478,897
Nokia of America Corp., 6.45%, 3/15/29	3,181,000	3,127,492
Viasat, Inc., 6.50%, 7/15/28(1)	875,000	710,238
Viasat, Inc., 7.50%, 5/30/31(1)	650,000	452,682
		9,444,874
Construction and Engineering — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)	750,000	762,949
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,400,000	1,426,673
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	1,875,000	1,972,427
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	2,700,000	2,745,663
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,275,000	1,238,308
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,600,000	2,673,757
Pike Corp., 8.625%, 1/31/31(1)	675,000	712,938
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,939,879
		13,472,594
Construction Materials — 0.4%
Knife River Corp., 7.75%, 5/1/31(1)	950,000	990,535
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,149,005
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	875,329
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,738,515
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	950,000	1,008,929
		7,762,313
Consumer Finance — 3.1%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 5/1/28(1)	875,000	796,018
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	200,000	201,446
Ally Financial, Inc., 6.70%, 2/14/33	1,075,000	1,084,220
Azorra Finance Ltd., 7.75%, 4/15/30(1)	1,175,000	1,169,345
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	1,275,000	1,371,492
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	1,000,000	1,066,653
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	1,600,000	1,684,696
Enova International, Inc., 9.125%, 8/1/29(1)	275,000	286,297
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,541,402
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	940,383
FirstCash, Inc., 6.875%, 3/1/32(1)	1,800,000	1,809,594
GGAM Finance Ltd., 8.00%, 2/15/27(1)	600,000	619,324
GGAM Finance Ltd., 6.875%, 4/15/29(1)	575,000	583,679
GGAM Finance Ltd., 5.875%, 3/15/30(1)	1,550,000	1,524,286
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27(1)	975,000	995,612
goeasy Ltd., 9.25%, 12/1/28(1)	600,000	640,061
goeasy Ltd., 7.625%, 7/1/29(1)	2,700,000	2,760,923
goeasy Ltd., 6.875%, 5/15/30(1)	1,525,000	1,539,297
ION Trading Technologies SARL, 9.50%, 5/30/29(1)	800,000	840,522
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	250,000	262,242
Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(1)	550,000	566,331
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(1)	450,000	477,409
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31(1)	400,000	414,517
Navient Corp., 6.75%, 6/25/25	3,217,000	3,222,469
Navient Corp., 6.75%, 6/15/26	1,273,000	1,289,996
Navient Corp., 5.00%, 3/15/27	300,000	294,265
Navient Corp., 5.50%, 3/15/29	5,825,000	5,505,000
Navient Corp., 9.375%, 7/25/30	1,725,000	1,844,795
Navient Corp., 11.50%, 3/15/31	1,525,000	1,707,009
Navient Corp., Series A, 5.625%, 8/1/33	400,000	346,505
OneMain Finance Corp., 7.125%, 3/15/26	1,100,000	1,120,583

OneMain Finance Corp., 3.50%, 1/15/27	2,000,000	1,909,368
OneMain Finance Corp., 6.625%, 1/15/28	2,290,000	2,320,136
OneMain Finance Corp., 3.875%, 9/15/28	400,000	368,942
OneMain Finance Corp., 9.00%, 1/15/29	1,500,000	1,591,740
OneMain Finance Corp., 6.625%, 5/15/29	925,000	937,672
OneMain Finance Corp., 5.375%, 11/15/29	750,000	721,670
OneMain Finance Corp., 7.875%, 3/15/30	3,550,000	3,706,777
OneMain Finance Corp., 4.00%, 9/15/30	825,000	733,885
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	1,977,815
OneMain Finance Corp., 7.125%, 11/15/31	1,963,000	2,002,128
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,542,934
PRA Group, Inc., 8.875%, 1/31/30(1)	1,025,000	1,062,904
PROG Holdings, Inc., 6.00%, 11/15/29(1)	725,000	696,993
SLM Corp., 3.125%, 11/2/26	2,825,000	2,697,058
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,161,946
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	3,025,000	2,947,917
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	675,000	680,026
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,650,000	1,443,484
World Acceptance Corp., 7.00%, 11/1/26(1)	1,725,000	1,722,237
		68,732,003
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	1,425,000	1,391,467
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26(1)	575,000	577,758
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	2,325,000	2,278,147
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	1,000,000	996,700
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	3,825,000	3,878,752
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	296,109
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,600,000	2,479,712
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,375,000	2,104,657
Kroger Co., 5.00%, 9/15/34	2,025,000	1,962,383
Kroger Co., 5.65%, 9/15/64	500,000	469,657
Rite Aid Corp., 11.47% PIK, 8/30/31(1)	70,050	62,695
Rite Aid Corp., 15.00% PIK, 8/30/31	205,523	102,761
Rite Aid Corp., 15.00% PIK, 8/30/31	155,288	10,094
United Natural Foods, Inc., 6.75%, 10/15/28(1)	650,000	641,278
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	800,000	792,853
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	375,000	268,360
		18,313,383
Containers and Packaging — 1.6%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,329,023	627,730
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	1,986,172
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	720,864
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	3,000,000	1,718,056
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	570,000	326,431
Ball Corp., 6.875%, 3/15/28	1,775,000	1,816,969
Ball Corp., 6.00%, 6/15/29	1,089,000	1,098,255
Ball Corp., 3.125%, 9/15/31	750,000	637,256
Berry Global, Inc., 5.625%, 7/15/27(1)	700,000	699,545
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	175,000	176,328
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	500,000	504,008
Crown Americas LLC, 5.25%, 4/1/30	1,275,000	1,241,972
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	550,000	544,448
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	375,000	386,242
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	450,000	451,896
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	1,600,000	1,578,842

LABL, Inc., 10.50%, 7/15/27(1)	550,000	532,909
LABL, Inc., 5.875%, 11/1/28(1)	600,000	535,666
LABL, Inc., 9.50%, 11/1/28(1)	250,000	250,648
LABL, Inc., 8.25%, 11/1/29(1)	1,375,000	1,195,391
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27(1)	500,000	510,730
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	431,871
OI European Group BV, 4.75%, 2/15/30(1)	3,075,000	2,743,785
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	4,131,000	4,132,461
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,700,000	1,656,599
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	375,000	359,027
Sealed Air Corp., 4.00%, 12/1/27(1)	1,139,000	1,092,658
Sealed Air Corp., 5.00%, 4/15/29(1)	1,900,000	1,837,609
Sealed Air Corp., 6.50%, 7/15/32(1)	775,000	777,127
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)	375,000	376,550
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	1,125,000	1,161,056
Trident TPI Holdings, Inc., 12.75%, 12/31/28(1)	475,000	524,562
TriMas Corp., 4.125%, 4/15/29(1)	1,900,000	1,753,018
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	700,000	692,646
		35,079,327
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	525,000	503,480
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	3,126,000	3,118,509
Gates Corp., 6.875%, 7/1/29(1)	425,000	432,849
OPENLANE, Inc., 5.125%, 6/1/25(1)	204,000	203,647
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	645,178
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,975,000	1,834,682
Performance Food Group, Inc., 6.125%, 9/15/32(1)	1,200,000	1,201,445
Resideo Funding, Inc., 4.00%, 9/1/29(1)	375,000	340,013
Resideo Funding, Inc., 6.50%, 7/15/32(1)	950,000	952,372
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(1)	925,000	946,867
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	775,000	811,418
Veritiv Operating Co., 10.50%, 11/30/30(1)	425,000	458,248
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	900,000	948,115
		12,396,823
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,733,000	1,701,647
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,775,000	1,618,241
Service Corp. International, 3.375%, 8/15/30	130,000	113,841
Service Corp. International, 4.00%, 5/15/31	4,325,000	3,857,164
Service Corp. International, 5.75%, 10/15/32	1,900,000	1,845,343
Sotheby's, 7.375%, 10/15/27(1)	600,000	596,313
		9,732,549
Diversified REITs — 1.9%
Brandywine Operating Partnership LP, 8.875%, 4/12/29	350,000	373,056
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 4/1/27(1)	174,000	165,176
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	450,000	436,354
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	925,000	964,932
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	6,700,000	6,173,487
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26	3,525,000	3,248,723
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,775,000	3,186,276
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	2,000,000	1,435,039
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	725,000	457,542
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	1,050,000	1,026,917
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,648,567
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	1,550,000	1,574,271

Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	750,000	743,103
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	825,000	851,266
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	1,135,148
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	1,975,000	1,986,579
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,225,000	2,165,664
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	3,075,000	2,789,068
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	550,000	483,640
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	4,825,000	5,149,797
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,650,000	1,548,189
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	2,575,000	2,339,281
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,015,034
XHR LP, 6.625%, 5/15/30(1)	750,000	753,399
		41,650,508
Diversified Telecommunication Services — 3.2%
Altice France Holding SA, 10.50%, 5/15/27(1)	4,575,000	1,355,361
Altice France Holding SA, 6.00%, 2/15/28(1)	5,550,000	1,470,387
Altice France SA, 8.125%, 2/1/27(1)	3,925,000	3,186,261
Altice France SA, 5.50%, 1/15/28(1)	1,600,000	1,185,792
Altice France SA, 5.125%, 1/15/29(1)	2,425,000	1,839,900
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	3,393,469
Altice France SA, 5.50%, 10/15/29(1)	3,500,000	2,639,042
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	600,000	560,197
Cogent Communications Group LLC, 7.00%, 6/15/27(1)	2,050,000	2,062,179
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27(1)	775,000	776,129
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,000,000	1,824,109
Embarq LLC, 8.00%, 6/1/36	1,765,000	967,679
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	2,200,000	2,194,720
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	2,103,473
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,900,000	2,916,926
Frontier Communications Holdings LLC, 5.875%, 11/1/29	2,135,398	2,125,402
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	2,850,000	2,846,643
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	1,925,000	2,036,091
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,325,000	2,474,791
Frontier North, Inc., 6.73%, 2/15/28	700,000	714,438
Hughes Satellite Systems Corp., 6.625%, 8/1/26	975,000	776,377
Intelsat Jackson Holdings SA, 6.50%, 3/15/30(1)	1,375,000	1,271,700
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	2,379,000	2,213,537
Level 3 Financing, Inc., 10.50%, 4/15/29(1)	375,000	419,775
Level 3 Financing, Inc., 4.875%, 6/15/29(1)	1,900,000	1,662,500
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,100,000	856,190
Level 3 Financing, Inc., 11.00%, 11/15/29(1)	475,000	534,930
Level 3 Financing, Inc., 4.50%, 4/1/30(1)	2,096,000	1,748,386
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	2,006,000	2,194,564
Level 3 Financing, Inc., 3.875%, 10/15/30(1)	475,000	381,473
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,550,000	1,737,010
Level 3 Financing, Inc., 4.00%, 4/15/31(1)	875,000	693,438
Level 3 Financing, Inc., 10.00%, 10/15/32(1)	1,375,000	1,369,365
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	400,000	366,000
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	675,000	575,056
Lumen Technologies, Inc., 4.125%, 4/15/29(1)	925,403	839,500
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	200,000	173,222
Lumen Technologies, Inc., 4.125%, 4/15/30(1)	328,001	293,825
Lumen Technologies, Inc., 10.00%, 10/15/32(1)	775,000	771,316
Optics Bidco SpA, 6.375%, 11/15/33(1)	1,562,000	1,573,012
Optics Bidco SpA, 6.00%, 9/30/34(1)	2,209,000	2,131,771

Optics Bidco SpA, 7.20%, 7/18/36(1)	243,000	249,250
Sable International Finance Ltd., 7.125%, 10/15/32(1)	1,600,000	1,570,368
Telecom Italia Capital SA, 6.375%, 11/15/33	263,000	262,069
Telecom Italia Capital SA, 6.00%, 9/30/34	168,000	162,085
Telecom Italia Capital SA, 7.20%, 7/18/36	82,000	82,507
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	1,950,000	1,100,742
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	280,905
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	324,417
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	2,600,000	2,688,381
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	3,200,000	2,954,541
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	892,000	759,089
		71,690,290
Electric Utilities — 1.8%
Alpha Generation LLC, 6.75%, 10/15/32(1)	2,625,000	2,599,537
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	800,000	827,418
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	1,200,000	1,246,278
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,900,000	1,896,401
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	450,000	412,394
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	350,000	335,047
NRG Energy, Inc., 5.75%, 1/15/28	475,000	473,691
NRG Energy, Inc., 5.25%, 6/15/29(1)	1,167,000	1,134,360
NRG Energy, Inc., 5.75%, 7/15/29(1)	2,300,000	2,247,375
NRG Energy, Inc., 3.625%, 2/15/31(1)	910,000	796,388
NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	961,442
NRG Energy, Inc., 6.00%, 2/1/33(1)	1,525,000	1,482,331
NRG Energy, Inc., 7.00%, 3/15/33(1)	1,500,000	1,620,134
NRG Energy, Inc., 6.25%, 11/1/34(1)	1,250,000	1,227,044
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,591,022
PG&E Corp., VRN, 7.375%, 3/15/55	675,000	694,394
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	2,600,000	2,772,746
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	3,730,000	3,721,311
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	2,725,000	2,722,272
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	3,150,000	3,093,374
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,650,000	1,554,997
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	2,750,000	2,887,488
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	2,750,000	2,818,383
		40,115,827
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 6/1/31(1)	275,000	243,873
EnerSys, 6.625%, 1/15/32(1)	425,000	427,677
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	275,000	279,842
WESCO Distribution, Inc., 6.625%, 3/15/32(1)	500,000	508,812
		1,460,204
Electronic Equipment, Instruments and Components — 1.3%
Coherent Corp., 5.00%, 12/15/29(1)	3,975,000	3,797,069
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,092,597
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	2,246,000	2,282,801
Imola Merger Corp., 4.75%, 5/15/29(1)	9,825,000	9,325,109
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	825,000	830,699
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,625,000	4,248,352
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,000,000	979,390
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	775,000	678,383
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	600,000	602,098
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,252,521

Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,325,000	1,345,294
		28,434,313
Energy Equipment and Services — 2.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	315,000	316,931
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	3,050,000	3,035,647
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	463,415	462,936
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30(1)	570,874	570,010
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,700,000	1,692,718
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30(1)	400,000	415,479
Enerflex Ltd., 9.00%, 10/15/27(1)	1,440,000	1,500,336
Global Marine, Inc., 7.00%, 6/1/28	2,993,000	2,817,161
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	2,250,000	2,400,766
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)	1,275,000	1,301,765
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,575,000	1,459,926
Nabors Industries, Inc., 9.125%, 1/31/30(1)	225,000	229,024
Nabors Industries, Inc., 8.875%, 8/15/31(1)	1,225,000	1,138,743
Nine Energy Service, Inc., 13.00%, 2/1/28	2,075,000	1,352,288
Noble Finance II LLC, 8.00%, 4/15/30(1)	2,525,000	2,552,728
Oceaneering International, Inc., 6.00%, 2/1/28	250,000	246,821
Precision Drilling Corp., 7.125%, 1/15/26(1)	735,000	738,027
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	2,083,469
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	1,200,000	1,225,003
Shelf Drilling Holdings Ltd., 9.625%, 4/15/29(1)	2,863,000	2,418,259
Star Holding LLC, 8.75%, 8/1/31(1)	1,000,000	992,070
Summit Midstream Holdings LLC, 8.625%, 10/31/29(1)	1,050,000	1,090,063
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	658,077	676,092
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	495,000	496,880
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	1,325,000	1,353,390
Transocean, Inc., 8.00%, 2/1/27(1)	2,375,000	2,382,037
Transocean, Inc., 8.25%, 5/15/29(1)	1,625,000	1,593,418
Transocean, Inc., 8.75%, 2/15/30(1)	508,937	527,066
Transocean, Inc., 7.50%, 4/15/31	1,925,000	1,763,224
Transocean, Inc., 8.50%, 5/15/31(1)	500,000	490,713
Transocean, Inc., 6.80%, 3/15/38	3,800,000	3,117,381
Transocean, Inc., 9.35%, 12/15/41	1,125,000	994,866
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	1,150,000	1,154,570
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	2,125,000	2,164,530
Valaris Ltd., 8.375%, 4/30/30(1)	1,775,000	1,795,437
Vallourec SACA, 7.50%, 4/15/32(1)	1,200,000	1,245,097
Vantage Drilling International Ltd., 9.50%, 2/15/28(1)	50,000	50,240
Weatherford International Ltd., 8.625%, 4/30/30(1)	10,225,000	10,565,900
		60,411,011
Entertainment — 0.7%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	900,000	391,701
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	340,312
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	2,269,000	2,016,902
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)	409,200	410,137
Cinemark USA, Inc., 5.25%, 7/15/28(1)	875,000	854,100
Cinemark USA, Inc., 7.00%, 8/1/32(1)	875,000	893,677
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	196,333
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	2,025,000	2,032,396
Live Nation Entertainment, Inc., 6.50%, 5/15/27(1)	900,000	910,704
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	3,200,000	3,096,496
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,425,000	1,347,390
Odeon Finco PLC, 12.75%, 11/1/27(1)	275,000	289,085

Playtika Holding Corp., 4.25%, 3/15/29(1)	2,125,000	1,934,529
ROBLOX Corp., 3.875%, 5/1/30(1)	675,000	608,901
WMG Acquisition Corp., 3.875%, 7/15/30(1)	475,000	433,235
		15,755,898
Financial Services — 1.4%
Block, Inc., 6.50%, 5/15/32(1)	1,850,000	1,870,171
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	3,125,000	3,278,608
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	600,290
Burford Capital Global Finance LLC, 9.25%, 7/1/31(1)	200,000	212,580
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	2,350,000	2,206,597
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.625%, 10/15/31(1)	600,000	599,664
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,104,000	2,108,005
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,975,000	2,100,620
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,675,000	1,649,957
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,174,745
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	919,079
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	1,898,000	1,629,208
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,975,000	1,288,747
NCR Atleos Corp., 9.50%, 4/1/29(1)	3,350,000	3,632,221
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	1,475,000	1,373,930
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,040,503
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	2,375,000	2,490,539
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	810,935
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,215,713
		31,202,112
Food Products — 1.6%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,475,000	1,518,100
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	950,000	805,800
Chobani Holdco II LLC, 9.50% PIK, 10/1/29(1)	450,000	477,008
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	800,000	828,268
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	1,100,000	1,087,539
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,750,000	1,727,862
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	900,000	945,075
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,088,000	1,089,743
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 4/15/29(1)	421,000	440,334
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	299,625
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	3,000,000	3,116,181
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	2,375,000	2,173,711
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,313,920
Pilgrim's Pride Corp., 6.25%, 7/1/33	800,000	816,094
Post Holdings, Inc., 5.50%, 12/15/29(1)	4,675,000	4,528,738
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	323,093
Post Holdings, Inc., 4.50%, 9/15/31(1)	825,000	739,792
Post Holdings, Inc., 6.25%, 2/15/32(1)	1,000,000	993,737
Post Holdings, Inc., 6.375%, 3/1/33(1)	475,000	466,147
Post Holdings, Inc., 6.25%, 10/15/34(1)	375,000	366,240
Sigma Holdco BV, 7.875%, 5/15/26(1)	1,290,000	1,284,154
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	2,025,000	1,873,707
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,050,087
U.S. Foods, Inc., 4.75%, 2/15/29(1)	4,373,000	4,192,327
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	880,740
U.S. Foods, Inc., 5.75%, 4/15/33(1)	625,000	608,935
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	1,600,000	1,575,770
		35,522,727

Gas Utilities — 0.2%
AltaGas Ltd., VRN, 7.20%, 10/15/54(1)	200,000	201,594
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 5/20/25	491,000	488,504
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	250,000	241,189
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	2,801,000	2,603,576
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	550,000	529,660
		4,064,523
Ground Transportation — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	733,596
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	200,000	197,206
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,225,000	2,082,290
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,170,346
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	1,925,000	1,939,012
Hertz Corp., 4.625%, 12/1/26(1)	825,000	697,838
Hertz Corp., 12.625%, 7/15/29(1)	625,000	666,645
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,925,000	1,788,257
United Rentals North America, Inc., 4.875%, 1/15/28	325,000	316,558
United Rentals North America, Inc., 6.00%, 12/15/29(1)	1,625,000	1,640,621
United Rentals North America, Inc., 5.25%, 1/15/30	4,275,000	4,156,764
United Rentals North America, Inc., 4.00%, 7/15/30	3,100,000	2,827,329
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	715,317
United Rentals North America, Inc., 3.75%, 1/15/32	1,650,000	1,446,538
United Rentals North America, Inc., 6.125%, 3/15/34(1)	1,850,000	1,837,843
Vortex Opco LLC, 8.00%, 4/30/30(1)	1,222,650	452,380
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	2,100,000	2,166,672
XPO, Inc., 6.25%, 6/1/28(1)	1,025,000	1,033,180
XPO, Inc., 7.125%, 6/1/31(1)	675,000	694,860
XPO, Inc., 7.125%, 2/1/32(1)	1,750,000	1,794,310
		28,357,562
Health Care Equipment and Supplies — 0.8%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,450,000	3,295,937
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,450,000	2,241,992
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,500,000	2,590,625
Embecta Corp., 5.00%, 2/15/30(1)	650,000	599,312
Medline Borrower LP, 5.25%, 10/1/29(1)	6,077,000	5,870,467
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,150,000	1,163,563
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,900,000	1,927,267
		17,689,163
Health Care Providers and Services — 3.7%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,800,000	1,727,003
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	1,030,147
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,050,000	1,020,898
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	2,950,000	2,834,456
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,617,000	3,614,473
CHS/Community Health Systems, Inc., 6.875%, 4/1/28(1)	768,000	560,634
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,725,000	1,546,448
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	3,785,000	2,863,292
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,425,000	1,666,302
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	4,000,000	3,289,071
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	3,003,000	2,333,184
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	5,400,000	5,578,081
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	1,700,000	1,737,757
CVS Health Corp., VRN, 6.75%, 12/10/54	525,000	516,095
CVS Health Corp., VRN, 7.00%, 3/10/55	925,000	930,416
DaVita, Inc., 4.625%, 6/1/30(1)	3,600,000	3,312,667

Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,793,083
HAH Group Holding Co. LLC, 9.75%, 10/1/31(1)	200,000	200,413
HCA, Inc., 6.00%, 4/1/54	750,000	715,066
IQVIA, Inc., 6.50%, 5/15/30(1)	1,175,000	1,196,798
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,175,000	1,031,449
LifePoint Health, Inc., 9.875%, 8/15/30(1)	100,000	108,021
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,675,000	1,840,679
LifePoint Health, Inc., 10.00%, 6/1/32(1)	2,250,000	2,290,493
ModivCare, Inc., 5.00%, 10/1/29(1)	1,027,000	605,215
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	2,878,000	2,729,894
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	925,000	824,082
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	1,175,000	1,020,549
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	925,000	915,058
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,150,000	1,921,082
Owens & Minor, Inc., 6.625%, 4/1/30(1)	300,000	281,591
Radiology Partners, Inc., 4.28% Cash plus 3.50% PIK, 1/31/29(1)	969,186	958,283
Select Medical Corp., 6.25%, 12/1/32(1)	925,000	891,567
Star Parent, Inc., 9.00%, 10/1/30(1)	500,000	519,925
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,375,000	1,404,348
Tenet Healthcare Corp., 6.25%, 2/1/27	1,075,000	1,074,996
Tenet Healthcare Corp., 5.125%, 11/1/27	5,550,000	5,440,348
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	482,788
Tenet Healthcare Corp., 6.125%, 10/1/28	6,200,000	6,194,047
Tenet Healthcare Corp., 4.25%, 6/1/29	2,650,000	2,490,242
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	395,055
Tenet Healthcare Corp., 6.125%, 6/15/30	3,800,000	3,774,799
Tenet Healthcare Corp., 6.75%, 5/15/31	3,550,000	3,589,125
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	364,070
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,825,000	1,862,156
		81,476,146
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	914,000	916,860
Diversified Healthcare Trust, 0.00%, 1/15/26(1)(2)	300,000	283,647
Diversified Healthcare Trust, 4.375%, 3/1/31	250,000	184,378
		1,384,885
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	9,207,000	8,758,951
Hotel & Resort REITs — 0.3%
Service Properties Trust, 5.25%, 2/15/26	1,725,000	1,678,919
Service Properties Trust, 4.75%, 10/1/26	1,850,000	1,751,960
Service Properties Trust, 4.95%, 2/15/27	475,000	444,350
Service Properties Trust, 5.50%, 12/15/27	550,000	516,885
Service Properties Trust, 8.375%, 6/15/29	225,000	217,746
Service Properties Trust, 4.95%, 10/1/29	1,900,000	1,513,303
Service Properties Trust, 4.375%, 2/15/30	600,000	454,016
		6,577,179
Hotels, Restaurants and Leisure — 9.0%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,375,000	1,314,608
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,255,611
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	7,775,000	6,960,513
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,390,433
Aramark Services, Inc., 5.00%, 4/1/25(1)	820,000	818,709
Aramark Services, Inc., 5.00%, 2/1/28(1)	50,000	48,633
Boyd Gaming Corp., 4.75%, 12/1/27	675,000	653,851
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,100,000	2,870,100

Boyne USA, Inc., 4.75%, 5/15/29(1)	1,050,000	996,189
Brinker International, Inc., 8.25%, 7/15/30(1)	275,000	290,713
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	3,841,000	3,599,259
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	475,000	477,531
Caesars Entertainment, Inc., 6.00%, 10/15/32(1)	750,000	723,831
Carnival Corp., 7.625%, 3/1/26(1)	5,325,000	5,336,829
Carnival Corp., 5.75%, 3/1/27(1)	12,100,000	12,082,204
Carnival Corp., 7.875%, 6/1/27	700,000	732,529
Carnival Corp., 6.65%, 1/15/28	975,000	1,008,765
Carnival Corp., 6.00%, 5/1/29(1)	7,850,000	7,837,434
Carnival Corp., 7.00%, 8/15/29(1)	725,000	754,714
Carnival Corp., 10.50%, 6/1/30(1)	2,625,000	2,806,253
CEC Entertainment LLC, 6.75%, 5/1/26(1)	225,000	223,479
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.375%, 4/15/27	225,000	222,777
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/1/28	2,000,000	2,012,540
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.25%, 7/15/29	1,300,000	1,250,555
Churchill Downs, Inc., 5.50%, 4/1/27(1)	2,025,000	2,004,886
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	651,607
Churchill Downs, Inc., 5.75%, 4/1/30(1)	1,960,000	1,924,960
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,200,000	1,153,538
Everi Holdings, Inc., 5.00%, 7/15/29(1)	525,000	525,360
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	300,000	279,436
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,900,000	2,677,827
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,950,000	1,944,638
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	2,650,000	1,632,706
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,150,000	2,151,070
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	525,000	484,172
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	75,000	71,988
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,297,388
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	200,000	199,582
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/33(1)	1,875,000	1,846,292
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	3,300,000	3,112,772
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	2,950,000	2,643,191
International Game Technology PLC, 4.125%, 4/15/26(1)	1,650,000	1,627,045
International Game Technology PLC, 5.25%, 1/15/29(1)	825,000	805,402
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,025,000	2,922,480
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	764,559
Life Time, Inc., 8.00%, 4/15/26(1)	7,100,000	7,112,177
Life Time, Inc., 6.00%, 11/15/31(1)	5,100,000	5,052,397
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	3,250,000	3,259,504
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	638,567
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	450,000	452,597
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	600,000	550,445
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	2,400,000	2,412,197
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	532,762
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	425,000	421,813
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	900,000	898,331
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,975,000	1,913,060
MGM Resorts International, 5.50%, 4/15/27	1,064,000	1,058,218
MGM Resorts International, 4.75%, 10/15/28	850,000	814,548
MGM Resorts International, 6.50%, 4/15/32	1,725,000	1,720,572
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,400,000	1,320,831
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	1,800,000	1,792,745
Motion Bondco DAC, 6.625%, 11/15/27(1)	1,575,000	1,490,327
NCL Corp. Ltd., 5.875%, 3/15/26(1)	6,750,000	6,745,800

NCL Corp. Ltd., 5.875%, 2/15/27(1)	1,050,000	1,047,483
NCL Corp. Ltd., 8.375%, 2/1/28(1)	800,000	837,081
NCL Corp. Ltd., 8.125%, 1/15/29(1)	575,000	606,305
NCL Corp. Ltd., 7.75%, 2/15/29(1)	1,650,000	1,733,893
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,832,225
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	3,925,000	3,523,553
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,874,550
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,825,000	1,329,257
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	975,000	1,045,699
Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(1)	264,000	259,215
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,749,556
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	5,375,000	5,345,427
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	1,500,000	1,574,595
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	1,700,000	1,688,499
Royal Caribbean Cruises Ltd., 5.625%, 9/30/31(1)	2,300,000	2,263,911
Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(1)	600,000	607,651
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	2,325,000	2,321,152
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.625%, 3/1/30(1)	475,000	454,952
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	2,350,000	2,244,568
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	3,175,000	3,175,242
Station Casinos LLC, 4.50%, 2/15/28(1)	400,000	379,837
Station Casinos LLC, 4.625%, 12/1/31(1)	550,000	493,153
Studio City Finance Ltd., 6.00%, 7/15/25(1)	647,000	646,827
Studio City Finance Ltd., 6.50%, 1/15/28(1)	800,000	780,736
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,275,000	1,154,540
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,525,000	1,537,130
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,477,926
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	559,633
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,801,697
Viking Cruises Ltd., 5.875%, 9/15/27(1)	4,250,000	4,231,979
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,900,000	1,912,344
Viking Cruises Ltd., 9.125%, 7/15/31(1)	1,700,000	1,829,803
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,354,262
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,564,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,800,000	1,781,870
Wynn Macau Ltd., 5.50%, 1/15/26(1)	800,000	792,786
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,000,000	964,001
Wynn Macau Ltd., 5.125%, 12/15/29(1)	2,950,000	2,739,568
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	3,353,000	3,213,926
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	900,000	937,903
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	1,325,000	1,305,955
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,587,277
		199,138,767
Household Durables — 2.3%
Adams Homes, Inc., 9.25%, 10/15/28(1)	5,050,000	5,256,388
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,534,945
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	644,793
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,850,000	1,680,523
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	419,840
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	2,537,587
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	600,000	610,096
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,850,000	1,729,476
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	361,637
Century Communities, Inc., 6.75%, 6/1/27	875,000	876,155
Century Communities, Inc., 3.875%, 8/15/29(1)	1,375,000	1,233,313

Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,525,000	1,596,431
Empire Communities Corp., 9.75%, 5/1/29(1)	1,550,000	1,632,601
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,427,277
K Hovnanian Enterprises, Inc., 11.75%, 9/30/29(1)	1,225,000	1,335,293
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	17,160
KB Home, 7.25%, 7/15/30	800,000	821,191
KB Home, 4.00%, 6/15/31	1,775,000	1,568,549
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,700,000	1,784,272
LGI Homes, Inc., 4.00%, 7/15/29(1)	925,000	833,003
LGI Homes, Inc., 7.00%, 11/15/32(1)	750,000	743,468
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,303,522
New Home Co., Inc., 9.25%, 10/1/29(1)	925,000	974,658
Newell Brands, Inc., 5.70%, 4/1/26	2,174,000	2,174,954
Newell Brands, Inc., 6.375%, 9/15/27	800,000	805,259
Newell Brands, Inc., 6.625%, 9/15/29	1,300,000	1,324,422
Newell Brands, Inc., 6.375%, 5/15/30	1,275,000	1,280,287
Newell Brands, Inc., 6.625%, 5/15/32	775,000	781,267
Newell Brands, Inc., 6.875%, 4/1/36	2,675,000	2,710,907
Newell Brands, Inc., 7.00%, 4/1/46	925,000	884,140
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,400,000	1,342,430
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	2,275,000	2,155,986
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,200,000	1,275,708
SWF Holdings I Corp., 6.50%, 10/1/29(1)	950,000	599,206
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	525,000	521,952
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	425,000	391,990
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	725,000	633,158
TopBuild Corp., 4.125%, 2/15/32(1)	1,025,000	908,820
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	688,735
Tri Pointe Homes, Inc., 5.70%, 6/15/28	575,000	571,757
		49,973,156
Household Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	427,044
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,100,000	973,792
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	425,000	426,898
		1,827,734
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp., VRN, 7.60%, 1/15/55	1,565,000	1,608,231
AES Corp., VRN, 6.95%, 7/15/55	500,000	489,342
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	325,000	307,278
Calpine Corp., 4.50%, 2/15/28(1)	2,350,000	2,255,810
Calpine Corp., 5.125%, 3/15/28(1)	2,275,000	2,208,152
Calpine Corp., 4.625%, 2/1/29(1)	1,075,000	1,015,702
Calpine Corp., 5.00%, 2/1/31(1)	2,175,000	2,046,880
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	1,600,000	1,531,446
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	850,000	726,084
Lightning Power LLC, 7.25%, 8/15/32(1)	2,425,000	2,500,461
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	771,398
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,575,000	1,457,227
TransAlta Corp., 7.75%, 11/15/29	800,000	834,918
		17,752,929
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 4.625%, 5/15/30(1)	500,000	470,703
Benteler International AG, 10.50%, 5/15/28(1)	1,000,000	1,052,260
Stena International SA, 7.25%, 1/15/31(1)	550,000	563,724
Stena International SA, 7.625%, 2/15/31(1)	600,000	624,867
		2,711,554

Insurance — 1.3%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	2,275,000	2,358,074
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,550,000	2,399,305
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	2,100,000	2,198,509
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29(1)	1,365,000	1,314,526
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,350,000	2,422,298
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	250,000	238,809
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)	300,000	297,412
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/1/32(1)	2,044,000	2,065,364
AmWINS Group, Inc., 6.375%, 2/15/29(1)	325,000	327,196
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	1,675,000	1,699,216
AssuredPartners, Inc., 5.625%, 1/15/29(1)	1,625,000	1,644,780
AssuredPartners, Inc., 7.50%, 2/15/32(1)	700,000	754,004
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,675,000	1,711,376
Genworth Holdings, Inc., VRN, 6.79%, (3-month SOFR plus 2.26%), 11/15/66	250,000	207,768
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 2/15/31(1)	600,000	610,400
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/32(1)	400,000	408,945
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	606,739
HUB International Ltd., 7.25%, 6/15/30(1)	2,825,000	2,897,942
MBIA Insurance Corp., VRN, 16.18%, 1/15/33(1)(3)(4)	125,000	4,688
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,675,000	1,693,566
Ryan Specialty LLC, 5.875%, 8/1/32(1)	1,725,000	1,707,928
USI, Inc., 7.50%, 1/15/32(1)	100,000	103,546
		27,672,391
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	575,000	528,727
Ziff Davis, Inc., 4.625%, 10/15/30(1)	793,000	729,799
		1,258,526
IT Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	2,783,000	2,645,574
Exela Intermediate LLC/Exela Finance, Inc., 11.50% PIK, 4/15/26(1)	2,454,137	411,068
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)	25,000	25,523
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	725,000	391,500
Twilio, Inc., 3.875%, 3/15/31	1,400,000	1,256,877
		4,730,542
Leisure Products — 0.2%
Acushnet Co., 7.375%, 10/15/28(1)	450,000	465,670
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,375,000	2,082,051
Mattel, Inc., 5.875%, 12/15/27(1)	425,000	426,741
Mattel, Inc., 5.45%, 11/1/41	875,000	784,483
		3,758,945
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	600,000	569,745
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	500,000	458,972
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	475,000	424,729
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	171,000	171,497
		1,624,943
Machinery — 1.0%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	625,000	606,260
Allison Transmission, Inc., 3.75%, 1/30/31(1)	950,000	841,156
ATS Corp., 4.125%, 12/15/28(1)	225,000	209,396
Chart Industries, Inc., 7.50%, 1/1/30(1)	1,700,000	1,769,577
Chart Industries, Inc., 9.50%, 1/1/31(1)	2,850,000	3,065,927
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	1,300,000	1,358,833
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	1,200,000	1,264,652

Manitowoc Co., Inc., 9.25%, 10/1/31(1)	1,175,000	1,205,871
Terex Corp., 5.00%, 5/15/29(1)	2,550,000	2,430,468
Terex Corp., 6.25%, 10/15/32(1)	1,100,000	1,079,568
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	238,304
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,126,696
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,550,000	2,647,811
Vertiv Group Corp., 4.125%, 11/15/28(1)	550,000	519,614
Wabash National Corp., 4.50%, 10/15/28(1)	300,000	274,316
Werner FinCo LP/Werner FinCo, Inc., 11.50%, 6/15/28(1)	850,000	943,556
Werner FinCo LP/Werner FinCo, Inc., 14.50% Cash or 8.75% Cash plus 5.75% PIK, 10/15/28(1)	2,395,396	2,416,452
		21,998,457
Media — 8.4%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(1)	800,000	760,348
Altice Financing SA, 9.625%, 7/15/27(1)	2,200,000	2,037,782
Altice Financing SA, 5.00%, 1/15/28(1)	3,300,000	2,586,319
AMC Networks, Inc., 10.25%, 1/15/29(1)	850,000	905,877
AMC Networks, Inc., 4.25%, 2/15/29	2,825,000	2,220,673
Audacy Capital LLC, 6.75%, 3/31/29(1)(3)(4)	625,000	31,250
Cable One, Inc., 4.00%, 11/15/30(1)	325,000	271,919
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,245,000	1,224,414
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	575,000	554,725
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	350,000	335,048
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	5,225,000	5,186,134
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	2,100,000	1,920,075
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	575,000	516,802
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,483,000	2,167,027
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	1,325,000	1,351,644
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	13,275,000	11,666,050
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	6,225,000	5,361,703
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	7,500,000	6,318,883
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	5,975,000	4,854,359
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	750,000	709,567
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 5/1/47	2,850,000	2,343,258
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	750,000	564,161
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	3,475,000	3,348,886
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	1,987,598
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,475,000	1,292,342
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,475,000	1,519,822
CSC Holdings LLC, 5.50%, 4/15/27(1)	2,750,000	2,464,329
CSC Holdings LLC, 5.375%, 2/1/28(1)	1,100,000	950,177
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	689,543
CSC Holdings LLC, 11.25%, 5/15/28(1)	1,500,000	1,482,132
CSC Holdings LLC, 11.75%, 1/31/29(1)	4,425,000	4,372,790
CSC Holdings LLC, 6.50%, 2/1/29(1)	3,075,000	2,593,163
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,048,000	1,737,413
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	794,275
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,865,000	1,500,193
CSC Holdings LLC, 3.375%, 2/15/31(1)	1,400,000	988,536
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,775,000	3,444,046
CSC Holdings LLC, 5.00%, 11/15/31(1)	3,575,000	1,865,745
Directv Financing LLC, 8.875%, 2/1/30(1)	25,000	24,630
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	4,825,000	4,706,130
DISH DBS Corp., 7.75%, 7/1/26	1,900,000	1,600,367
DISH DBS Corp., 5.25%, 12/1/26(1)	3,525,000	3,210,662
DISH DBS Corp., 7.375%, 7/1/28	1,225,000	878,188

DISH DBS Corp., 5.75%, 12/1/28(1)	1,875,000	1,606,630
DISH DBS Corp., 5.125%, 6/1/29	2,400,000	1,547,135
DISH Network Corp., 11.75%, 11/15/27(1)	5,225,000	5,540,574
EchoStar Corp., 10.75%, 11/30/29	6,600,000	7,103,979
EchoStar Corp., 6.75% PIK, 11/30/30	3,625,000	3,292,837
GCI LLC, 4.75%, 10/15/28(1)	1,025,000	958,353
Gray Television, Inc., 7.00%, 5/15/27(1)	150,000	145,666
Gray Television, Inc., 4.75%, 10/15/30(1)	2,410,000	1,316,595
Gray Television, Inc., 5.375%, 11/15/31(1)	2,942,000	1,572,289
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	673,813	588,744
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	1,620,000	1,243,350
iHeartCommunications, Inc., 7.75%, 8/15/30(1)	2,314,000	1,813,597
iHeartCommunications, Inc., 7.00%, 1/15/31(1)	799,200	591,770
Lamar Media Corp., 3.75%, 2/15/28	500,000	469,335
Lamar Media Corp., 4.00%, 2/15/30	925,000	842,947
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	350,000	317,030
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	200,000	160,702
Liberty Interactive LLC, 8.25%, 2/1/30	750,000	349,671
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,575,000	1,576,970
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	650,000	666,045
Midcontinent Communications, 8.00%, 8/15/32(1)	950,000	976,960
News Corp., 3.875%, 5/15/29(1)	2,825,000	2,622,972
News Corp., 5.125%, 2/15/32(1)	5,400,000	5,100,968
Nexstar Media, Inc., 4.75%, 11/1/28(1)	625,000	583,451
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	4,425,000	4,309,673
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	3,433,000	3,196,015
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,875,000	1,734,100
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	175,000	128,837
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	317,883
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	750,000	606,698
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,484,844
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	625,000	422,656
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	1,000,000	738,000
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	1,150,000	1,105,669
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	2,525,000	2,457,878
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	2,200,000	2,029,405
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	1,675,000	1,607,906
Sirius XM Radio LLC, 4.125%, 7/1/30(1)	225,000	196,636
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	4,275,000	3,582,574
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	4,350,000	3,950,974
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)	1,000,000	980,016
TEGNA, Inc., 4.625%, 3/15/28	675,000	640,408
TEGNA, Inc., 5.00%, 9/15/29	675,000	632,048
Univision Communications, Inc., 6.625%, 6/1/27(1)	2,475,000	2,467,939
Univision Communications, Inc., 8.00%, 8/15/28(1)	1,250,000	1,274,157
Univision Communications, Inc., 4.50%, 5/1/29(1)	4,250,000	3,809,008
Univision Communications, Inc., 7.375%, 6/30/30(1)	2,075,000	1,987,706
Univision Communications, Inc., 8.50%, 7/31/31(1)	3,925,000	3,853,465
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	2,900,000	2,458,212
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	187,815
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,232,469
VZ Secured Financing BV, 5.00%, 1/15/32(1)	750,000	664,656
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	1,800,000	1,786,964
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	360,949
		186,533,115

Metals and Mining — 2.8%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(1)	500,000	502,197
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	3,850,000	3,862,792
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	278,000	259,578
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,637,524
Algoma Steel, Inc., 9.125%, 4/15/29(1)	1,416,000	1,449,757
ArcelorMittal SA, 7.00%, 10/15/39	525,000	560,792
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	2,125,000	2,201,600
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	525,000	588,016
ATI, Inc., 5.875%, 12/1/27	975,000	967,239
ATI, Inc., 4.875%, 10/1/29	825,000	786,627
ATI, Inc., 7.25%, 8/15/30	850,000	875,525
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,465,416
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,255,892
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,870,000	1,871,811
Carpenter Technology Corp., 6.375%, 7/15/28	2,294,000	2,298,879
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,865,000	2,851,194
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	1,550,000	1,535,152
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,075,000	1,052,526
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,300,000	1,167,915
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	690,000	678,519
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	950,000	934,218
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,125,000	1,078,628
Commercial Metals Co., 4.125%, 1/15/30	775,000	713,030
Commercial Metals Co., 4.375%, 3/15/32	775,000	694,810
Constellium SE, 6.375%, 8/15/32(1)	1,000,000	969,040
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	800,000	799,182
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	650,000	692,055
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	2,575,000	2,532,966
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	3,600,000	3,243,738
FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32(1)	3,275,000	3,237,922
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,200,000	1,122,184
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	937,282
IAMGOLD Corp., 5.75%, 10/15/28(1)	950,000	921,808
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	850,000	865,513
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,766,000	1,662,432
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	700,000	617,884
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,525,000	1,532,699
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	895,539
Mineral Resources Ltd., 9.25%, 10/1/28(1)	1,025,000	1,076,681
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,892,000	1,932,170
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(1)(4)(5)	475,000	7
Novelis Corp., 3.25%, 11/15/26(1)	575,000	548,202
Novelis Corp., 4.75%, 1/30/30(1)	1,850,000	1,709,634
Novelis Corp., 3.875%, 8/15/31(1)	500,000	431,054
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,924,045
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,250,000	1,169,531
Taseko Mines Ltd., 8.25%, 5/1/30(1)	950,000	970,895
TMS International Corp., 6.25%, 4/15/29(1)	800,000	771,974
		62,854,074
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,625,000	2,502,537
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	525,000	540,261
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	820,262
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	875,000	825,933

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	950,000	977,519
Rithm Capital Corp., 8.00%, 4/1/29(1)	1,475,000	1,477,407
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	2,300,000	2,259,166
Starwood Property Trust, Inc., 6.50%, 7/1/30(1)	950,000	951,824
		10,354,909
Oil, Gas and Consumable Fuels — 10.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	2,000,000	2,047,296
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,925,000	1,917,345
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	730,915
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	1,425,000	1,436,362
Antero Resources Corp., 7.625%, 2/1/29(1)	631,000	646,394
Apache Corp., 4.75%, 4/15/43	500,000	399,685
Apache Corp., 7.375%, 8/15/47	600,000	623,517
Apache Corp., 5.35%, 7/1/49	1,450,000	1,206,217
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,609,864
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(1)	225,000	229,866
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	272,960
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	525,000	522,353
Baytex Energy Corp., 8.50%, 4/30/30(1)	2,875,000	2,940,240
Baytex Energy Corp., 7.375%, 3/15/32(1)	575,000	560,803
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,375,000	1,405,783
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	411,322
Buckeye Partners LP, 6.875%, 7/1/29(1)	1,875,000	1,899,600
Buckeye Partners LP, 5.85%, 11/15/43	825,000	715,302
California Resources Corp., 8.25%, 6/15/29(1)	2,325,000	2,359,905
Chord Energy Corp., 6.375%, 6/1/26(1)	1,025,000	1,025,471
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	2,050,000	2,058,778
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	3,800,000	3,918,639
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,450,000	2,419,969
Civitas Resources, Inc., 8.375%, 7/1/28(1)	1,275,000	1,325,769
Civitas Resources, Inc., 8.625%, 11/1/30(1)	700,000	733,709
Civitas Resources, Inc., 8.75%, 7/1/31(1)	600,000	626,270
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	600,000	549,600
CNX Resources Corp., 6.00%, 1/15/29(1)	1,300,000	1,275,964
CNX Resources Corp., 7.375%, 1/15/31(1)	1,000,000	1,028,269
CNX Resources Corp., 7.25%, 3/1/32(1)	500,000	510,886
Comstock Resources, Inc., 6.75%, 3/1/29(1)	1,900,000	1,854,082
Comstock Resources, Inc., 5.875%, 1/15/30(1)	1,925,000	1,797,102
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	5,600,000	5,353,084
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	1,650,000	1,725,964
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	425,000	423,206
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	1,075,000	1,045,012
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,850,000	1,850,290
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	4,525,000	4,682,750
DT Midstream, Inc., 4.125%, 6/15/29(1)	275,000	257,009
DT Midstream, Inc., 4.375%, 6/15/31(1)	1,025,000	935,970
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	225,000	237,613
Energean Israel Finance Ltd., 5.375%, 3/30/28(1)	425,000	394,565
Energean Israel Finance Ltd., 5.875%, 3/30/31(1)	650,000	574,763
Energy Transfer LP, VRN, 8.00%, 5/15/54	325,000	341,452
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,425,000	1,451,573
EnLink Midstream Partners LP, 5.60%, 4/1/44	1,800,000	1,652,928
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,500,000	1,290,013
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,625,000	1,463,372
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,450,000	1,479,662

EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	760,240
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,703,000	2,577,153
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	2,525,000	2,696,061
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,913,000	1,800,381
Expand Energy Corp., 5.875%, 2/1/29(1)	1,100,000	1,091,835
Expand Energy Corp., 6.75%, 4/15/29(1)	2,600,000	2,630,553
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	310,000	315,696
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	601,290
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,145,841
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,700,000	1,666,456
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	1,300,000	1,273,430
Gulfport Energy Operating Corp., 6.75%, 9/1/29(1)	700,000	705,755
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,550,000	2,574,903
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,400,000	1,427,002
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,645,000	1,601,187
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	925,000	934,825
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	421,000	389,899
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,896,000	1,842,139
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	654,277
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,300,000	1,228,240
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,150,000	1,996,377
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	878,501
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	1,500,000	1,532,629
Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34(1)	550,000	514,700
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	875,000	823,389
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,535,026
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	1,525,000	1,469,261
Leviathan Bond Ltd., 6.125%, 6/30/25(1)	900,000	895,509
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	2,675,000	2,650,764
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	3,000,000	3,262,218
Matador Resources Co., 6.875%, 4/15/28(1)	1,625,000	1,649,669
Matador Resources Co., 6.50%, 4/15/32(1)	450,000	445,670
Matador Resources Co., 6.25%, 4/15/33(1)	1,275,000	1,238,819
MEG Energy Corp., 5.875%, 2/1/29(1)	1,290,000	1,260,419
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	775,000	761,327
Murphy Oil Corp., 6.00%, 10/1/32	925,000	889,586
Murray Energy Corp., 12.00%, 4/15/24(1)(4)(5)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	2,550,000	2,456,302
New Fortress Energy, Inc., 8.75%, 3/15/29(1)	500,000	426,157
NFE Financing LLC, 12.00%, 11/15/29(1)	3,450,000	3,627,570
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,010,000	3,052,472
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	2,550,000	2,572,241
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	4,550,000	4,623,986
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,650,000	1,705,197
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)	2,075,000	2,089,278
NuStar Logistics LP, 6.00%, 6/1/26	275,000	275,562
NuStar Logistics LP, 5.625%, 4/28/27	1,300,000	1,291,456
NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,856,361
Parkland Corp., 5.875%, 7/15/27(1)	1,000,000	991,196
Parkland Corp., 4.50%, 10/1/29(1)	4,975,000	4,617,912
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,493,116
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	4,399,000	4,222,421
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	2,075,000	2,038,263
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	3,916,000	3,895,467
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	2,883,000	2,946,104

Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,156,000	1,135,108
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	1,800,000	1,828,961
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,320,432
Range Resources Corp., 8.25%, 1/15/29	1,545,000	1,591,860
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	385,000	381,351
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	665,128
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	970,000	913,083
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	249,913
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,600,000	1,522,503
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	830,000	807,681
SM Energy Co., 6.75%, 9/15/26	225,000	225,130
SM Energy Co., 6.75%, 8/1/29(1)	1,250,000	1,238,559
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.50%, 3/1/55(1)	850,000	879,717
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55(1)	1,075,000	1,103,313
Sunoco LP, 7.00%, 5/1/29(1)	75,000	77,022
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	1,775,000	1,772,776
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,151,818
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,600,000	2,413,302
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,300,000	1,305,370
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,175,000	1,113,664
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,475,000	1,393,615
Talos Production, Inc., 9.00%, 2/1/29(1)	1,425,000	1,463,343
Talos Production, Inc., 9.375%, 2/1/31(1)	2,300,000	2,346,921
Targa Resources Corp., 4.95%, 4/15/52	300,000	252,992
Targa Resources Corp., 6.50%, 2/15/53	300,000	312,932
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,550,000	1,512,583
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	325,000	303,785
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	2,100,000	2,121,067
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,523,743
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	881,000	757,513
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	5,450,000	5,673,738
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	3,125,000	3,455,909
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	2,850,000	2,975,290
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	4,325,000	4,748,436
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,425,000	1,420,945
Viper Energy, Inc., 5.375%, 11/1/27(1)	1,475,000	1,461,335
Vital Energy, Inc., 7.75%, 7/31/29(1)	2,725,000	2,715,094
Vital Energy, Inc., 9.75%, 10/15/30	475,000	501,290
Vital Energy, Inc., 7.875%, 4/15/32(1)	770,000	741,634
Western Midstream Operating LP, 5.45%, 4/1/44	300,000	267,412
Western Midstream Operating LP, 5.30%, 3/1/48	720,000	612,080
Western Midstream Operating LP, 5.50%, 8/15/48	300,000	262,420
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(1)	700,000	675,307
		220,317,680
Paper and Forest Products — 0.1%
Domtar Corp., 6.75%, 10/1/28(1)	1,338,000	1,230,674
Mercer International, Inc., 12.875%, 10/1/28(1)	375,000	404,139
Mercer International, Inc., 5.125%, 2/1/29	1,000,000	865,529
		2,500,342
Passenger Airlines — 1.0%
Allegiant Travel Co., 7.25%, 8/15/27(1)	1,025,000	1,031,318
American Airlines, Inc., 7.25%, 2/15/28(1)	1,750,000	1,795,331
American Airlines, Inc., 8.50%, 5/15/29(1)	2,775,000	2,915,299
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,512,500	1,508,806
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	5,225,000	5,185,693

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	56,668	56,331
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	3,721,000	3,957,422
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,600,000	1,621,776
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)(3)	975,000	760,500
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)(3)	150,000	117,000
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	363,947	372,023
United Airlines, Inc., 4.625%, 4/15/29(1)	2,225,000	2,117,302
Virgin Australia Holdings Pty. Ltd., VRN, 8.125%, 11/15/24(1)(4)(5)	442,996	2,861
		21,441,662
Personal Care Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,950,000	3,026,355
Coty, Inc., 5.00%, 4/15/26(1)	158,000	157,807
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,550,000	1,518,471
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	2,076,993
		6,779,626
Pharmaceuticals — 1.3%
180 Medical, Inc., 3.875%, 10/15/29(1)	100,000	91,417
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,760,000	2,280,795
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	2,450,000	2,391,953
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,414,000	1,374,952
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	2,325,000	2,112,530
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	700,000	609,794
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,075,000	1,470,198
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	495,262
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	100,000	80,111
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	2,025,000	1,926,119
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	500,000	310,625
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,375,000	875,490
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,325,000	723,311
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	300,000	279,821
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	442,159
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	400,000	424,313
Jazz Securities DAC, 4.375%, 1/15/29(1)	600,000	567,440
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(1)	300,371	321,627
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	3,025,000	2,844,649
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	3,825,000	3,441,657
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	600,000	596,235
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.875%, 5/15/34(1)	600,000	614,166
P&L Development LLC/PLD Finance Corp., 9.00% Cash plus 3.50% PIK, 5/15/29(1)	1,156,194	1,199,418
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	625,000	611,932
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	780,661
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	988,528
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	525,000	378,128
		28,233,291
Professional Services — 0.4%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	1,425,000	1,437,423
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,100,000	1,050,634
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	4,050,000	3,652,826
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	375,000	357,480
Science Applications International Corp., 4.875%, 4/1/28(1)	1,275,000	1,227,925
		7,726,288
Real Estate Management and Development — 0.8%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	4,193,600	3,724,863
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	1,918,000	1,537,593
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	675,000	508,375

Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	801,475
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	646,378
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,225,000	1,193,843
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,305,058
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	1,175,000	1,242,513
Howard Hughes Corp., 5.375%, 8/1/28(1)	3,000,000	2,918,310
Howard Hughes Corp., 4.125%, 2/1/29(1)	2,175,000	2,011,409
Howard Hughes Corp., 4.375%, 2/1/31(1)	650,000	585,731
Kennedy-Wilson, Inc., 4.75%, 2/1/30	1,225,000	1,084,900
Newmark Group, Inc., 7.50%, 1/12/29	400,000	418,322
		17,978,770
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	866,000	866,388
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	438,106
Entegris, Inc., 4.75%, 4/15/29(1)	350,000	335,432
Entegris, Inc., 5.95%, 6/15/30(1)	715,000	709,820
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,850,000	1,736,563
Synaptics, Inc., 4.00%, 6/15/29(1)	1,350,000	1,231,603
		5,317,912
Software — 2.6%
Camelot Finance SA, 4.50%, 11/1/26(1)	1,375,000	1,337,223
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	2,375,000	1,109,404
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)	275,000	280,334
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	6,825,000	6,707,528
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	12,200,000	12,401,834
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	475,000	471,566
Dye & Durham Ltd., 8.625%, 4/15/29(1)	475,000	500,545
Elastic NV, 4.125%, 7/15/29(1)	1,375,000	1,276,029
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	1,075,000	1,078,143
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,175,000	1,193,728
Gen Digital, Inc., 7.125%, 9/30/30(1)	2,175,000	2,240,761
GoTo Group, Inc., 5.50%, 5/1/28(1)	905,520	774,220
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,250,480	512,697
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.625%, 5/1/28(1)	700,000	646,489
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.75%, 5/1/29(1)	1,200,000	1,232,657
McAfee Corp., 7.375%, 2/15/30(1)	1,075,000	1,045,428
Open Text Corp., 3.875%, 2/15/28(1)	1,925,000	1,815,028
Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	2,197,168
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	2,100,000	1,906,339
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,025,000	2,685,185
Rocket Software, Inc., 9.00%, 11/28/28(1)	3,025,000	3,139,291
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	494,970
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	5,420,000	5,372,665
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	2,700,000	2,726,225
UKG, Inc., 6.875%, 2/1/31(1)	3,175,000	3,224,554
		56,370,011
Specialized REITs — 0.6%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	341,514
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,350,000	2,300,471
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,050,000	1,015,732
Iron Mountain, Inc., 4.875%, 9/15/29(1)	200,000	190,229
Iron Mountain, Inc., 5.25%, 7/15/30(1)	4,925,000	4,705,022
Iron Mountain, Inc., 4.50%, 2/15/31(1)	3,150,000	2,882,250
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	167,302
Iron Mountain, Inc., 6.25%, 1/15/33(1)	1,250,000	1,245,833

SBA Communications Corp., 3.875%, 2/15/27	750,000	718,582
VICI Properties LP/VICI Note Co., Inc., 3.75%, 2/15/27(1)	600,000	582,575
		14,149,510
Specialty Retail — 2.5%
Arko Corp., 5.125%, 11/15/29(1)	325,000	297,144
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	714,656
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	768,915
Asbury Automotive Group, Inc., 4.75%, 3/1/30	375,000	351,077
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	400,000	365,326
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	308,518
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	2,225,000	2,250,418
Bath & Body Works, Inc., 6.875%, 11/1/35	145,000	148,568
Bath & Body Works, Inc., 6.75%, 7/1/36	3,375,000	3,434,490
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,175,000	1,163,384
Carvana Co., 12.00% PIK, 12/1/28(1)	387,167	413,769
Carvana Co., 13.00% PIK, 6/1/30(1)	1,321,500	1,452,292
Carvana Co., 14.00% PIK, 6/1/31(1)	2,845,250	3,414,250
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	175,000	181,825
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	466,000	490,928
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,425,000	3,391,430
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,500,000	3,202,179
Gap, Inc., 3.625%, 10/1/29(1)	1,200,000	1,078,744
Gap, Inc., 3.875%, 10/1/31(1)	50,000	43,285
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	2,100,000	1,960,506
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 8/15/29(1)	1,000,000	1,018,763
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	1,616,000	1,456,173
Group 1 Automotive, Inc., 6.375%, 1/15/30(1)	625,000	627,811
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	425,000	408,887
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,600,000	1,473,362
Lithia Motors, Inc., 4.625%, 12/15/27(1)	1,925,000	1,863,970
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,125,000	2,858,654
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	198,772
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,375,000	1,306,004
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	425,000	374,993
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	521,720
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,700,000	1,605,914
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	950,000	919,482
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 3/1/32	650,000	651,998
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,320,000	1,219,890
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,625,000	1,459,501
Staples, Inc., 10.75%, 9/1/29(1)	3,450,000	3,398,374
Staples, Inc., 12.75%, 1/15/30(1)	3,031,296	2,373,974
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,425,000	1,276,559
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,350,000	1,228,678
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)	625,000	650,662
Victra Holdings LLC/Victra Finance Corp., 7.75%, 2/15/26(1)	1,213,000	1,224,799
Victra Holdings LLC/Victra Finance Corp., 8.75%, 9/15/29(1)	375,000	393,896
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,341,918
		55,286,458
Technology Hardware, Storage and Peripherals — 0.5%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	1,325,000	1,363,494
NCR Voyix Corp., 5.00%, 10/1/28(1)	1,350,000	1,299,645
NCR Voyix Corp., 5.125%, 4/15/29(1)	1,129,000	1,081,306
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	420,066
Seagate HDD Cayman, 4.125%, 1/15/31	2,285,000	2,060,406

Seagate HDD Cayman, 9.625%, 12/1/32	2,647,275	2,986,931
Western Digital Corp., 4.75%, 2/15/26	525,000	520,393
Xerox Holdings Corp., 5.00%, 8/15/25(1)	593,000	592,060
Xerox Holdings Corp., 5.50%, 8/15/28(1)	800,000	687,112
Xerox Holdings Corp., 8.875%, 11/30/29(1)	500,000	449,772
		11,461,185
Textiles, Apparel and Luxury Goods — 0.3%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	425,000	434,596
Crocs, Inc., 4.25%, 3/15/29(1)	1,225,000	1,137,473
Crocs, Inc., 4.125%, 8/15/31(1)	2,000,000	1,750,284
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 5/1/25(1)	900,000	570,172
Hanesbrands, Inc., 9.00%, 2/15/31(1)	775,000	827,108
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	950,000	875,679
S&S Holdings LLC, 8.375%, 10/1/31(1)	1,150,000	1,163,790
		6,759,102
Trading Companies and Distributors — 0.8%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	925,000	883,385
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	1,675,000	1,647,006
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,994,081
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	2,875,000	2,919,587
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,625,000	1,597,382
Fortress Transportation & Infrastructure Investors LLC, 7.875%, 12/1/30(1)	350,000	368,792
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 5/1/31(1)	1,450,000	1,480,984
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	2,925,000	2,986,221
Fortress Transportation & Infrastructure Investors LLC, 5.875%, 4/15/33(1)	2,400,000	2,318,671
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,350,000	1,191,758
Herc Holdings, Inc., 6.625%, 6/15/29(1)	1,225,000	1,241,573
		18,629,440
Transportation Infrastructure — 0.1%
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29(1)	375,000	344,560
Seaspan Corp., 5.50%, 8/1/29(1)	2,150,000	2,009,965
		2,354,525
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,650,000	1,659,377
Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., Series 1A14, 0.00%, 12/31/30(1)(2)	96,020	52,811
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(2)	747,342	39,236
Digicel Group Holdings Ltd., Series 3A14, 0.00%, 12/31/30(1)(2)	1,510	830
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(2)	175,635	4,391
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	2,950,000	2,521,529
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,410,991
Vmed O2 U.K. Financing I PLC, 7.75%, 4/15/32(1)	200,000	201,823
Vodafone Group PLC, VRN, 7.00%, 4/4/79	2,200,000	2,256,498
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,600,000	1,702,026
		9,190,135
TOTAL CORPORATE BONDS (Cost $2,141,912,864)		2,091,985,826
BANK LOAN OBLIGATIONS(6) — 1.1%
Building Products — 0.0%
MI Windows & Doors LLC, 2024 Term Loan B2, 7.36%, (1-month SOFR plus 3.00%), 3/28/31	771,125	779,962
Chemicals — 0.0%
Polar U.S. Borrower LLC, 2024 Term Loan B1B, 10.00% Cash plus 0.75% PIK, 10/16/28	1,123,349	815,551
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 7.97%, (1-month SOFR plus 3.50%), 10/2/27	1,925,000	1,908,840

Windstream Services LLC, 2024 Term Loan B, 9.21%, (1-month SOFR plus 4.75%), 10/1/31	475,000	482,125
		2,390,965
Electric Utilities — 0.0%
NRG Energy, Inc., 2024 Term Loan, 6.35%, (3-month SOFR plus 1.75%), 4/16/31	299,246	299,958
Entertainment — 0.0%
Allen Media LLC, 2021 Term Loan B, 9.98%, (3-month SOFR plus 5.50%), 2/10/27	825,916	543,556
Food Products — 0.2%
Northeast Grocery, Inc., Term Loan B, 12.02%, (3-month SOFR plus 7.50%), 12/13/28	3,038,465	3,063,791
Ground Transportation — 0.0%
Vortex Opco LLC, First Out Term Loan, 10.58%, (3-month SOFR plus 6.25%), 4/30/30	280,800	291,330
Health Care Providers and Services — 0.0%
LifePoint Health, Inc., 2024 Incremental Term Loan B1, 7.96%, (3-month SOFR plus 3.50%), 5/17/31	349,125	350,326
Select Medical Corp., 2024 Term Loan B, 6.53%, (1-month SOFR plus 2.00%), 12/3/31	300,000	301,374
		651,700
Hotels, Restaurants and Leisure — 0.1%
Life Time Fitness, Inc., 2024 Term Loan B, 7.03%, (1-month SOFR plus 2.50%), 11/5/31	775,000	779,069
Scientific Games Holdings LP, 2024 USD Term Loan B, 7.59%, (3-month SOFR plus 3.00%), 4/4/29	1,915,948	1,922,893
		2,701,962
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Term Loan B, 7.58%, (3-month SOFR plus 3.25%), 8/18/31	1,122,188	1,136,372
IT Services — 0.2%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 6.61%, (1-month SOFR plus 2.25%), 9/29/31	2,400,000	2,394,492
Fortress Intermediate 3, Inc., Term Loan B, 7.86%, (1-month SOFR plus 3.50%), 6/27/31	448,875	450,841
Vericast Corp., 2024 Extended Term Loan, 12.35% Cash plus 0.50% PIK, 6/15/30	990,266	957,256
		3,802,589
Machinery — 0.0%
Titan Acquisition Ltd., 2024 Term Loan B, 8.78%, (6-month SOFR plus 4.50%), 2/15/29	447,750	452,089
Media — 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 4/1/27	3,475,000	3,431,563
Univision Communications, Inc., 2022 First Lien Term Loan B, 8.58%, (3-month SOFR plus 4.25%), 6/24/29	73,125	73,559
		3,505,122
Paper and Forest Products — 0.1%
Glatfelter Corp., Term Loan B, 8.76%, (3-month SOFR plus 4.25%), 11/4/31	1,550,000	1,555,487
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan B, 7.58%, (3-month SOFR plus 3.25%), 2/14/31	2,131,512	2,142,937
Textiles, Apparel and Luxury Goods — 0.0%
Champ Acquisition Corp., 2024 Term Loan B, 8.86%, (1-month SOFR plus 4.45%), 11/25/31	450,000	454,500
TOTAL BANK LOAN OBLIGATIONS (Cost $24,731,695)		24,587,871
PREFERRED STOCKS — 1.0%
Banks — 0.3%
Bank of America Corp., 5.875%	50,000	50,184
Bank of America Corp., 6.30%	25,000	25,202
Barclays PLC, 6.125%	200,000	199,779
Barclays PLC, 8.00%	475,000	492,610
Barclays PLC, 9.625%	1,000,000	1,102,871
Citigroup, Inc., 4.00%	700,000	683,287
Citigroup, Inc., 4.70%	2,125,000	2,114,283
Citigroup, Inc., 6.25%	200,000	200,596
JPMorgan Chase & Co., 4.60%	1,400,000	1,397,251
		6,266,063
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 4.95%	1,425,000	1,422,383
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,591,694

Electric Utilities — 0.1%
Electricite de France SA, 9.125%(1)	1,000,000	1,130,454
NRG Energy, Inc., 10.25%(1)	2,025,000	2,238,706
		3,369,160
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., 7.00%(1)	3,210,000	3,231,885
Vistra Corp., 8.00%(1)	1,725,000	1,766,293
		4,998,178
Oil, Gas and Consumable Fuels — 0.2%
Plains All American Pipeline LP, 8.90%	2,725,000	2,718,411
Venture Global LNG, Inc., 9.00%(1)	2,075,000	2,172,793
		4,891,204
TOTAL PREFERRED STOCKS (Cost $20,783,085)		22,538,682
COMMON STOCKS — 0.4%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(4)(7)	1,684	58,940
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(4)(7)	15,661	76,112
Consumer Finance — 0.0%
Curo Group Holdings LLC(4)	14,289	78,590
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp.(4)	1,028	66,820
Diversified Telecommunication Services — 0.1%
Intelsat SA	32,375	987,437
Energy Equipment and Services — 0.1%
Nine Energy Service, Inc.(4)	9,875	11,060
Parker Drilling Co.(4)	6,047	102,799
Superior Energy Services (Acquired 2/16/21, Cost $1,458,432) (7)	26,494	1,655,875
		1,769,734
Gas Utilities — 0.0%
Ferrellgas Partners LP, Class B	364	45,504
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325) (4)(7)	1,080	32,670
IT Services — 0.1%
Carnelian Point Holdings LP(4)	2,222	17,332
Carnelian Point Holdings LP (Acquired 6/03/24, Cost $3,259,445) (4)(7)	235,339	1,835,644
Carnelian Point Holdings LP (Acquired 6/03/24, Cost $2,079,979) (4)(7)	150,179	1,171,396
		3,024,372
Machinery — 0.0%
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(4)(7)	11,932	49,219
Media — 0.0%
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(4)(7)	7,517	275,780
Metals and Mining — 0.0%
Petra Diamonds Ltd.(4)	108,200	41,690
Oil, Gas and Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc.(4)	13	—
Pharmaceuticals — 0.1%
Endo, Inc. (Acquired 4/23/24, Cost $1,157,801) (4)(7)	55,651	1,363,456
Mallinckrodt PLC (Acquired 12/1/23, Cost $329,954)(4)(7)	8,683	681,073
		2,044,529
Technology Hardware, Storage and Peripherals — 0.0%
Diebold Nixdorf, Inc.(4)	6,608	284,408
TOTAL COMMON STOCKS (Cost $17,659,940)		8,835,805

CONVERTIBLE BONDS — 0.0%
Capital Markets — 0.0%
Coinbase Global, Inc., 0.50%, 6/1/26	450,000	472,514
Media — 0.0%
Liberty Interactive LLC, 3.75%, 2/15/30	100,000	29,981
TOTAL CONVERTIBLE BONDS (Cost $434,471)		502,495
ESCROW INTERESTS(8) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(4)	250,000	3,875
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp.(4)	122,162	52,918
Rite Aid Corp.(4)	205,706	21
Rite Aid Corp.(4)	1,131,000	113
		53,052
Electric Utilities — 0.0%
GenOn Energy, Inc.(4)	450,000	—
RRI Energy, Inc.(4)	75,000	—
		—
Ground Transportation — 0.0%
Hertz Corp.(4)	1,075,000	206,937
Oil, Gas and Consumable Fuels — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.(4)	950,000	5,700
Sanchez Energy Corp.(4)	3,990,000	74,812
Sanchez Energy Corp.(4)	2,225,000	41,719
		122,231
Paper and Forest Products — 0.0%
Appvion(4)	200,000	—
Pharmaceuticals — 0.0%
Endo GUC Trust(4)	421,757	4,218
Endo Luxembourg Finance SARL(4)	1,350,000	135
Par Pharmaceutical, Inc.(4)	3,281,000	328
		4,681
TOTAL ESCROW INTERESTS (Cost $5,495,881)		390,776
WARRANTS — 0.0%
Consumer Finance — 0.0%
Curo Group Holdings LLC(4)	24,966	15,321
Diversified Telecommunication Services — 0.0%
Intelsat SA(4)	6	10
Health Care Providers and Services — 0.0%
Air Methods Corp.(4)	6,000	4,020
Air Methods Corp.(4)	2,842	708
		4,728
TOTAL WARRANTS (Cost $1,005,220)		20,059
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $26,668,765)	26,668,765	26,668,765
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $2,238,691,921)		2,175,530,279
OTHER ASSETS AND LIABILITIES — 1.6%		34,320,170
TOTAL NET ASSETS — 100.0%		$2,209,850,449

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,774,149,977, which represented 80.3% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)Maturity is in default.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,200,165, which represented 0.3% of total net assets.
(8)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$2,091,985,826	—
Bank Loan Obligations	—	24,587,871	—
Preferred Stocks	—	22,538,682	—
Common Stocks	$398,267	8,437,538	—
Convertible Bonds	—	502,495	—
Escrow Interests	—	390,776	—
Warrants	—	20,059	—
Short-Term Investments	26,668,765	—	—
	$27,067,032	$2,148,463,247	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.